RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

9.            RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2018, 2019 and 2020:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Beijing Qibutianxia Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Ningbo Siyinjia Investment management co. Ltd. ("Ningbo Siyinjia")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Inc. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Youdaojingwei Assets Management Co.Ltd. ("Youdaojingwei")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei ”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“ Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. ("Shanghai Jiehu")	Entity controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (Yujie)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2018, 2019 and 2020, services provided by the related parties were RMB 157,881, RMB 129,061 and RMB 143,881, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Bandwidth service fee charged by Qihu	18,530	46,191	80,514
Referral service fee charged by Qihu	13,158	47,640	24,507
Referral service fee charged by Qibutianxia	—	—	15,152
Corporate expenses allocated from Qibutianxia	32,015	3,230	11,321
Rental expenses charged by Beijing Qifei	—	5,074	7,137
Labor cost charged by Xixian	—	10,657	2,130
Referral service fee charged by Qifutong	43,688	7,905	—
Interests charged by Youdaojingwei for funds provided	40,497	—	—
Others	9,993	8,364	3,120
Total	157,881	129,061	143,881

9.            RELATED PARTY BALANCES AND TRANSACTIONS – continued

For the years ended December 31, 2018, 2019 and 2020, services provided to the related parties were RMB 502,614, RMB 1,037,480 and RMB 346,378, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Referral service fee charged from Qicaitianxia	196,013	197,018	3,558
Loan facilitation services fee charged from Jinshang	134,884	59,871	150,515
Loan facilitation services fee charged from Beijing Zixuan	128,970	517,776	47,516
Loan facilitation services fee charged from Kincheng	—	—	15,254
Post-origination services fee charged from Jinshang	33,153	43,497	48,094
Post-origination services fee charged from Beijing Zixuan	8,559	215,019	74,417
Post-origination services fee charged from Kincheng	—	—	433
Others	1,035	4,299	6,591
Total	502,614	1,037,480	346,378

Beijing Zixuan is the subsidiary of Qibutianxia which is ultimately controlled by Mr. Zhou. Beijing Zixuan runs a P2P platform, referring individual investors as the funding partners to the Group's platform. Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group's platform. Kincheng is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group's platform. Historically, the Group directly collected service fees from the borrowers. Started from 2018, the Group contractually changed its payment flow model by collecting service fees from Beijing Zixuan/Jinshang instead of from borrowers. The amounts from Beijing Zixuan, Jinshang and Kincheng represent the loan facilitation service and post-origination service fees charged from them.

As of December 31, 2019 and 2020, amounts due from related parties were RMB 478,767 and RMB 193,305, respectively, and details are as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Jinshang	50,666	158,655
Kincheng	—	13,505
Shareholders(1)	20,459	11,100
Beijing Zixuan	404,416	5,608
Qicaitianxia	1,050	1,004
Qifutong	1,000	1,000
Others	1,176	2,433
Total	478,767	193,305
(1)	The balance as of December 31, 2020 represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

9.            RELATED PARTY BALANCES AND TRANSACTIONS. – continued

As of December 31, 2019 and 2020, amounts due to related parties were RMB 55,622 and RMB 71,562 respectively, and details are as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Qibutianxia	1,842	13,656
Qihu	39,836	24,624
Yujie	—	16,061
Xixian	6,318	6,714
Qicaitianxia	5,552	1,433
Others	2,074	9,074
Total	55,622	71,562

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB 22,831,912 and RMB 19,346,618 as of December 31, 2019 and 2020 respectively.

In September, 2020, Beijing Qifei transferred to the Group part of its interest in Hangzhou Qifei, a joint venture company established by Beijing Qifei and an independent third party. After the transfer, Beijing Qifei and the Group hold 26% and 25% of the equity interest in the investee, respectively. As part of the arrangement, the Group is responsible to assist Hangzhou Qifei in meeting certain performance targets but is not obligated to fund the loss of the investee. The Group accounted for the equity investment using alternative measurement, and the carrying amount as of December 31, 2020 was nil.

In October 2020, the Group established a joint venture company in Shanghai, China through Qiyu together with Shanghai Jiehu and an independent third party, Shanghai Changfeng Investment (Group) Co., Ltd.(“Changfeng”), to develop and build regional headquarter and the affiliated industrial park for 360 Group. Changfeng, Shanghai Jiehu and the Group each holds 30%, 30% and 40% of the equity interests of the joint venture, respectively. Pursuant to the joint venture agreement, the shareholders will contribute initial funding for acquisition of land use rights and funds required for subsequent developments will be mainly financed by external financings with any remaining shortfall funded by the shareholders ratably in proportion to their respective equity interest ownership. The Group accounted for the investment using equity method. As of December 31, 2020, no capital contribution was made and carrying amount of the investment was zero. Subsequent to the year end, a total of RMB1 billion were contributed by the shareholders to acquire land use rights, of which RMB0.4 billion was funded by Qiyu.